Balance Sheet Components - Schedule of Other Assets (Detail) - Surrozen Inc [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Assets Noncurrent Disclosure [Line Items]
Deferred transaction costs	$ 1,344	$ 0
Other	40	39
Other assets	$ 1,384	$ 39	$ 49